Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of significant components of Company's deferred tax assets and liabilities

	2022	2021
Deferred tax assets, net:
Net operating loss carryforwards and tax credits	$5,255,000	$3,650,000
Stock-based compensation	199,000
Valuation allowance	(5,454,000)	(3,650,000)
Net deferred assets	$—	$—

Schedule of effective income tax rate reconciliation

	Percentage of Pre-Tax Income
	2022	2021
Statutory Federal income tax rate	21.0%	21.0%
Loss generating no tax benefit	(21.0)	(21.0)
Effective tax rate	—	—